Significant Collaboration Transactions - Additional Information (Details)			1 Months Ended						3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
		Jun. 01, 2019 USD ($) $ / shares shares	Nov. 15, 2021 USD ($)	Jul. 31, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 $ / shares shares	Sep. 30, 2017 USD ($)	Mar. 31, 2021 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2021 USD ($) Obligations shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) Obligations shares	Jul. 31, 2019 USD ($)	Dec. 01, 2018 USD ($)	Sep. 30, 2018 USD ($)
Business Acquisition [Line Items]
Consideration												$ 8,760,000	$ 0	$ 0
Number of additional common units received | shares												7,245,000
Loss on equity method investments												$ (77,284,000)	(396,000)	(27,533,000)
Number Of Allocated Performance Obligations | Obligations												10
Revenue remaining performance obligation amount												$ 21,100,000	20,700,000
Deferred Revenue						$ 147,900,000							128,500,000	147,900,000
Equity Method Investments	[1]											13,194,000	28,924,000
Deferred Revenue, Balance						147,900,000							128,500,000	147,900,000
Revenue recognized												28,800,000	25,500,000
Amyris Inc | Amyris Collaboration Agreement
Business Acquisition [Line Items]
Due from Related Parties										$ 800,000	$ 800,000
Synlogic Inc
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																$ 30,000,000.0
Deferred Revenue, Revenue Recognized												100,000	100,000
Equity method investments fair value		$ 35,800,000
Equity Method Investment Difference Between Aggregated Cost And Underlying Equity																29,800,000
Equity method investment																80,000,000.0
Synlogic Inc | Warrant Agreement [Member]
Business Acquisition [Line Items]
Number of ordinary share called by each warrant | shares		2,548,117
Exercise price of warrants or rights | $ / shares		$ 9.00
Synlogic Inc | Foundry Services Agreement [Member]
Business Acquisition [Line Items]
Exercise price of warrants or rights | $ / shares							$ 8.99
Cash		$ 30,000,000.0
Payments for repurchase of warrants		$ 22,900,000
Warrant Exercisable Interest Rate							19.99%
Maximum [Member] | Synlogic Inc
Business Acquisition [Line Items]
Deferred Revenue						200,000								200,000
Deferred Revenue, Balance						200,000								200,000
Promissory Note | Amyris Inc
Business Acquisition [Line Items]
Upfront payment received			$ 22,800,000
Debt instrument, face amount												$ 12,000,000.0
Maturity date												Oct. 19, 2022
Repayments of debt												$ 9,800,000
Promissory Note | Amyris Inc | Amyris Collaboration Agreement
Business Acquisition [Line Items]
Due to Related Parties										12,000,000.0	12,000,000.0
Promissory Note | Minimum [Member] | Amyris Inc
Business Acquisition [Line Items]
Debt Instrument, Periodic Payment												200,000
Promissory Note | Maximum [Member] | Amyris Inc
Business Acquisition [Line Items]
Debt Instrument, Periodic Payment												300,000
Common Stock [Member] | Synlogic Inc
Business Acquisition [Line Items]
Equity metohd investment ownership percentage		19.90%
Stock issued during period shares | shares							6,340,771
Shares issued price per share | $ / shares		$ 9.00
Issuance of Series E convertible preferred stock, net of issuance costs		$ 57,100,000
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member] | Synlogic Inc
Business Acquisition [Line Items]
Equity Method Investments																$ 14,400,000
Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Deferred Revenue												4,600,000	9,900,000
Deferred Revenue, Revenue Recognized												$ 5,300,000	7,300,000	9,300,000
Equity Method Investments										97,900,000	$ 97,900,000
Equity metohd investment ownership percentage												50.00%
Deferred Revenue, Balance												$ 4,600,000	$ 9,900,000
Joyn Bio, LLC [Member] | Foundry Services Agreement [Member]
Business Acquisition [Line Items]
Upfront payment received										20,000,000.0				15,000,000.0
Capital Units Class C [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments										20,000,000.0
Capital Units Class C [Member] | Bayer [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments										$ 20,000,000.0
Equity metohd investment ownership percentage										50.00%	50.00%
Commitment to contribute additional capital										$ 60,000,000.0	$ 60,000,000.0
Partnership Agreement [Member] | Promissory Note | Amyris Inc
Business Acquisition [Line Items]
Debt Instrument, Term Payment			9,800,000
Promissory Note, Principal Balance			$ 12,000,000.0
Arcaea LLC [Member]
Business Acquisition [Line Items]
Number of common units received | shares									1,755,000
Loss on equity method investments									$ 11,900,000
carrying value outstanding												0
Allocated Upfront Non Cash Consideration												1,200,000
Additional Non Cash Consideration												35,500,000
Revenue remaining performance obligation amount												3,600,000
Deferred Revenue												47,400,000
Deferred Revenue, Revenue Recognized												3,700,000
Deferred Revenue, Balance												47,400,000
Allonnia [Member]
Business Acquisition [Line Items]
Number of common units received | shares													3,600,000
Carrying value of the equity method investment												24,500,000
Loss on equity method investments												12,700,000		24,500,000
carrying value outstanding						$ 0								0
Allocated Upfront Non Cash Consideration												$ 2,500,000
Number Of Allocated Performance Obligations | Obligations												10
Deferred Revenue												$ 38,000,000.0	$ 26,100,000
Deferred Revenue, Revenue Recognized												5,100,000	5,000,000.0	$ 0
Fixed non-cash consideration												2,500,000
Deferred Revenue, Balance												$ 38,000,000.0	26,100,000
Additional common units | shares												1,867,411
Total consideration of common unit												$ 12,700,000
Variable Interest Entity, Primary Beneficiary [Member]
Business Acquisition [Line Items]
Equity Method Investments												$ 11,694,000	28,924,000
License | Arcaea LLC [Member]
Business Acquisition [Line Items]
Common units | shares					9,000,000				9,000,000
Arcaea [Member]
Business Acquisition [Line Items]
Consideration					$ 35,500,000
Additional preferred units issued | shares												5,229,900
Allonnia [Member]
Business Acquisition [Line Items]
Consideration													$ 18,500,000
Series A Preferred Stock
Business Acquisition [Line Items]
Share Sold | shares					1,755,000
Consideration					$ 19,500,000							$ 57,100,000
Additional preferred units issued | shares					7,245,000	5,400,000
Number of additional common units received | shares				5,229,900
Series A Preferred Stock | Arcaea LLC [Member]
Business Acquisition [Line Items]
Number of additional common units received | shares				11.9
Series A Preferred Stock | Allonnia [Member]
Business Acquisition [Line Items]
Share Sold | shares													1,664,911
Consideration												$ 200,000
Business Combination, Issue | shares												22,500
Number of additional common units received | shares												1,867,411
Share issued In Exchange For The Rights To Certain Intellectual Property | shares													180,000
Additional preferred units issued | shares													1,844,911
Series A Preferred Stock | Arcaea [Member]
Business Acquisition [Line Items]
Business Combination, Issue | shares												5,139,900
Series A Preferred Stock | Allonnia [Member]
Business Acquisition [Line Items]
Share Sold | shares														2,970,000
Consideration														$ 33,000,000.0
Additional preferred units issued | shares														630,000
Additional preferred units issued | shares						5,400,000								5,400,000
Motif FoodWorks, Inc.
Business Acquisition [Line Items]
Additional loss recognized												$ 0	$ 0	$ 0
Equity method investments fair value															$ 65,100,000
Motif FoodWorks, Inc. | Variable Interest Entity, Not Primary Beneficiary | Technical Development Agreement [Member]
Business Acquisition [Line Items]
Deferred Revenue												52,200,000	54,000,000.0
Deferred Revenue, Revenue Recognized												20,200,000	20,800,000	19,000,000.0
Investment owned, balance, shares | shares															9,000,900
Equity Method Investments																	$ 65,100,000
Impairment losses on equity method investments															$ 65,100,000
Equity method investments fair value												0
Deferred Revenue, Balance												52,200,000	54,000,000.0
Contract with customers liability												52,200,000	54,000,000.0
Motif FoodWorks, Inc. | Variable Interest Entity, Not Primary Beneficiary | Technical Development Agreement [Member] | Material Rights Tranche One [Member]
Business Acquisition [Line Items]
Number Of Allocated Performance Obligations | Obligations															10
Revenue remaining performance obligation amount															$ 6,500,000
Motif FoodWorks, Inc. | Series A Preferred Stock
Business Acquisition [Line Items]
Share Sold | shares															8,100,720
Consideration															$ 90,000,000.0
Genomatica [Member] | Variable Interest Entity, Not Primary Beneficiary | Two Thousand And Eighteen Technical Development Agreement [Member]
Business Acquisition [Line Items]
Revenue remaining performance obligation amount																		$ 40,000,000.0
Investment owned, at cost															$ 40,000,000.0
Genomatica [Member] | Variable Interest Entity, Not Primary Beneficiary | Foundry Terms Of Service Agreement [Member]
Business Acquisition [Line Items]
Deferred Revenue												17,100,000	30,100,000
Deferred Revenue, Revenue Recognized												12,900,000	9,400,000
Upfront amount received												8,300,000	6,900,000
Deferred Revenue, Balance												17,100,000	30,100,000
Revenue recognized														$ 6,200,000
Genomatica [Member] | Variable Interest Entity, Not Primary Beneficiary | Foundry Terms Of Service Agreement [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Equity securities without readily determinable fair value												$ 55,000,000.0	$ 55,000,000.0
Cooksonia
Business Acquisition [Line Items]
Equity method investment, underlying equity in net assets								$ 8,100,000
Cooksonia | Parent
Business Acquisition [Line Items]
Equity Method Investments								13,100,000
Payment to acquire equity method investments								5,000,000.0
Cooksonia | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage													50.00%
Cooksonia | Capital Unit, Class B [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments								5,000,000.0
Cooksonia | Capital Unit, Class B [Member] | Related Party Investor [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments											$ 20,000,000.0
Equity metohd investment ownership percentage										20.00%	20.00%
Cooksonia | Capital Units Class C [Member] | Joyn Bio, LLC [Member]
Business Acquisition [Line Items]
Equity metohd investment ownership percentage										50.00%	50.00%
Cooksonia | Variable Interest Entity, Primary Beneficiary [Member] | Capital Unit, Class A [Member]
Business Acquisition [Line Items]
Payment to acquire equity method investments											$ 5,000,000.0
Variable interest entity ownership percentage											70.00%
Cooksonia | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Equity Method Investments								29,700,000
Equity method investment, underlying equity in net assets								$ 8,100,000

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.